METZGER & McDONALD PLLC
(formerly Prager, Metzger & Kroemer PLLC)

a professional limited liability company
attorneys, mediators & counselors

Steven C. Metzger	2626 Cole Avenue, Suite 900
Direct Dial 214-740-5030	Dallas, Texas 75204-1083	Facsimile 214-523-3838
smetzger@pmklaw.com	214-969-7600	214-969-7635
www.pmklaw.com

June 1, 2005

The Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Income Opportunity Realty Investors, Inc.; CIK No. 0000949961; Commission File No. 001-14784

Gentlemen:

     On behalf of Income Realty Investors, Inc., we are delivering for filing with the Commission Amendment No. 1 to Form 10-K for the fiscal year ended December 31, 2004. Amendment No. 1 is filed under cover of Form 10-K/A amending the original filing to correct an inadvertent omission on one page, and includes an explanation of the change, as well as attaching a replacement page for inclusion in the Form 10-K bearing the same page number as the original page. The enclosed filing does not materially change any information in the original Form 10-K as filed or as previously amended, nor does it involve any restatement of any financial information.

     Any questions relating to the enclosed filing may be addressed to the undersigned at the address and telephone number set forth above.

Very truly yours,

/s/ Steven C. Metzger

Steven C. Metzger

SCM:ag
Enclosure

cc:	R. Neil Crouch II
Executive Vice President, Chief
Financial Officer and Acting
Principal Executive Officer
Income Realty Investors, Inc.
1755 Wittington Place, Suite 340
Dallas, Texas 75234

Bill Huff
Farmer, Fuqua & Huff, P.C.
555 Republic Drive, Suite 490
Plano, TX 75074

Ed Swalm
Swalm & Associates, P.C.
4975 Preston Park Boulevard, Suite 340
Plano, TX 75093

Ben Bongiorno
BDO Seidman LLP
700 N. Pearl Street, Suite 2000
Dallas, TX 75201